Phone:	(212)885-5205
Fax:	(212)885-5001
Email:	mmmurphy@blankrome.com

October 10, 2019

VIA EDGAR CORRESPONDENCE

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	The GoodHaven Funds Trust Preliminary Proxy Statement on Schedule 14A Notice of Filing

To Whom it May Concern:

The above-referenced filing (the “Preliminary Proxy Statement”) of our client, The GoodHaven Funds Trust (the “Trust”), filed on October 10, 2019, pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, is furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust, a Delaware statutory trust for use at a special meeting of shareholders of the GoodHaven Fund, a series of the Trust, to be held on November 26, 2019, at the offices of U.S. Bancorp Fund Services, LLC, 2020 East Financial Way, Suite 100, Glendora, California 91741, for the following purposes:

1.	To approve a new investment advisory agreement with GoodHaven Capital Management, LLC; and

3.   To consider and vote upon such other matters as may properly come before the Meeting or any adjournment or postponement thereof.

Please contact me at (212) 885-5205 with any comments or questions you may have or for any further information you may desire.

Very truly yours,

/s/ Margaret M. Murphy

Margaret M. Murphy